Balance Sheet Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Inventory deposit	$ 5,000,000	$ 5,000,000
Depreciation expense	$ 130,000	$ 212,000